Revenue (Details) - DKK (kr) kr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
DARZALEX
Revenue
Revenue	kr 2,952	kr 2,523	kr 4,904	kr 4,024
TEPEZZA
Revenue
Revenue	170	191	336	390
Kesimpta
Revenue
Revenue	334	167	600	296
Other
Revenue
Revenue	51	10	95	17
Janssen
Revenue
Revenue	3,003	2,598	5,103	4,206
AbbVie
Revenue
Revenue	348		348
Roche
Revenue
Revenue	170	191	336	390
BioNTech
Revenue
Revenue	216	112	446	231
Seagen
Revenue
Revenue	85	85	174	138
Other partners
Revenue
Revenue				11
Novartis
Revenue
Revenue	337	176	606	305
Royalties
Revenue
Revenue	3,507	2,891	5,935	4,727
Reimbursement revenue
Revenue
Revenue	228	152	483	287
Milestone revenue
Revenue
Revenue	351	65	455	176
Collaboration revenue
Revenue
Revenue	73	kr 54	140	kr 91
Net product sales
Revenue
Revenue	kr 39		kr 39